ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Notes to Financial Statements
NOTE 7 - ACCRUED EXPENSES

Accrued expenses consisted of the following at:

	October 31, 2017	April 30, 2017

Accrued payroll	$30,090	$30,090
Accrued consulting	31,633	75,633
Accrued interest	140,089	815,276
Other	62,541	62,541

	$264,353	$983,540

Accrued expenses consisted of the following at April 30:

	2017	2016

Accrued payroll	$30,090	$240,309
Accrued consulting	75,633	75,633
Accrued interest	815,276	670,324
Other	62,541	62,541

	$983,540	$1,048,807